Bitwise Web3 ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 99.9%
Communication Services – 26.1%
Alphabet, Inc., Class C ......................................................... 258 $ 43,135
Electronic Arts, Inc. ............................................................ 821 117,764
Meta Platforms, Inc., Class A .................................................... 420 240,425
ROBLOX Corp., Class A
*
....................................................... 4,813 213,024
Take-Two Interactive Software, Inc.
*
............................................... 755 116,051
Tencent Holdings Ltd. .......................................................... 861 49,282
779,681
Consumer Discretionary – 1.5%
LVMH Moet Hennessy Louis Vuitton SE ............................................ 57 43,799
Energy – 1.4%
Exxon Mobil Corp. ............................................................. 350 41,027
Financials – 22.3%
Block, Inc.
*
................................................................... 1,930 129,561
Coinbase Global, Inc., Class A
*
................................................... 1,425 253,892
Galaxy Digital Holdings Ltd.
*
..................................................... 6,848 87,998
Mastercard, Inc., Class A ....................................................... 82 40,492
OSL Group Ltd.
*
.............................................................. 8,193 6,803
Robinhood Markets, Inc., Class A
*
................................................ 4,662 109,184
Visa, Inc., Class A ............................................................. 141 38,768
666,698
Information Technology – 40.9%
Akamai Technologies, Inc.
*
...................................................... 791 79,851
Applied Digital Corp.
*
........................................................... 2,500 20,625
Bit Digital, Inc.
*
............................................................... 3,124 10,965
Bitdeer Technologies Group, Class A
*
.............................................. 1,113 8,715
Bitfarms Ltd.
*
................................................................. 7,398 15,607
BITFUFU, INC., Class A
*
........................................................ 1,814 7,329
Cipher Mining, Inc.
*
............................................................ 4,545 17,589
Cleanspark, Inc.
*
.............................................................. 5,159 48,185
Cloudflare, Inc., Class A
*
........................................................ 1,554 125,703
CompoSecure, Inc., Class A ..................................................... 389 5,454
Core Scientific, Inc.
*
........................................................... 4,860 57,640
Hive Digital Technologies Ltd.
*
................................................... 2,515 8,042
Hut 8 Corp.
*
.................................................................. 769 9,438
Iris Energy Ltd.
*
............................................................... 3,736 31,532
Marathon Digital Holdings, Inc.
*
.................................................. 6,142 99,623
Microsoft Corp. ............................................................... 98 42,169
Northern Data AG
*
............................................................. 1,138 32,450
NVIDIA Corp. ................................................................. 382 46,390
Riot Platforms, Inc.
*
............................................................ 5,940 44,075
Samsung Electronics Co. Ltd., GDR ............................................... 31 36,239
Shopify, Inc., Class A
*
.......................................................... 3,135 251,239
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 252 43,765
Terawulf, Inc.
*
................................................................ 5,983 28,000
Unity Software, Inc.
*
........................................................... 6,637 150,129
1,220,754

Bitwise Web3 ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 7.7%
Equinix, Inc. .................................................................. 257 $ 228,121
Total Common Stocks (Cost $3,028,352) ......................................................... 2,980,080
Total Investments – 99.9%
(Cost $3,028,352) ........................................................................... $ 2,980,080
Other Assets in Excess of Liabilities – 0.1% ......................................................... 4,082
Net Assets – 100.0% .......................................................................... $ 2,984,162
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 40.9%
Communication Services .......................................................................... 26.1%
Financials ...................................................................................... 22.3%
Real Estate ..................................................................................... 7.7%
Consumer Discretionary ........................................................................... 1.5%
Energy ........................................................................................ 1.4%
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 82.1%
Canada ........................................................................................ 9.5%
China .......................................................................................... 1.9%
France ......................................................................................... 1.5%
Taiwan ......................................................................................... 1.5%
South Korea .................................................................................... 1.2%
Germany ....................................................................................... 1.1%
Australia ....................................................................................... 1.1%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.